CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 182,644	$ 11,362
Restricted cash, current	977	276
Accounts receivable, net	10,723	2,327
Inventory	7,448	4,817
Prepaid expenses and other current assets	5,566	2,441
Total current assets	207,358	21,223
Property and equipment, net	10,054	9,731
Operating lease, right-of-use assets	15,156	11,071
Goodwill	51,076	0
Intangible assets, net	22,652	0
Restricted cash, non-current	1,035	1,004
Other non-current assets	371	3,385
Total assets	307,702	46,414
Current liabilities:
Accounts payable	4,863	6,894
Accrued and other current liabilities	14,173	4,121
Short-term debt	0	7,130
Operating lease liability, current portion	3,067	2,772
Total current liabilities	22,103	20,917
Operating lease liability, long-term portion	16,208	11,908
Warrant liabilities (At December 31, 2021 and 2020 related party $2,669 and Nil, respectively)	7,626	49,293
Other non-current liabilities	1,065	978
Total liabilities	47,002	83,096
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock issued, value	0	39,225
Stockholders' equity / (deficit):
Common stock issued, value	17	0
Additional paid-in capital	564,045	133,468
Accumulated deficit	(303,356)	(209,375)
Accumulated other comprehensive loss	(6)	0
Total stockholders' equity (deficit)	260,700	(75,907)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 307,702	$ 46,414